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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3615

Mosaic Equity Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Mosaic Mid-Cap Fund

Portfolio of Investments - March 31, 2005 (unaudited)

		Number
		of	Market
		Shares	Value
COMMON STOCKS: 90.7% of net assets

CONSUMER GOODS:	10.8%
John Wiley & Sons Inc.		87,180	3,073,095
Limited Inc.		152,845	3,714,134
Liz Claiborne		103,775	4,164,491
Mohawk Industries, Inc.*		34,420	2,901,606

CONSUMER STAPLES:	3.1%
Del Monte Foods*		365,955	3,970,612

FINANCIAL SERVICES:	2.7%
AG Edwards		77,765	3,483,872

HEALTHCARE:	9.1%
Charles River Laboratories*		69,645	3,276,101
Community Health Systems*		122,330	4,270,540
Laboratory Corp of America*		85,350	4,113,870

INDUSTRIAL:	13.1%
Cintas		92,545	3,823,034
Dover Corporation		85,410	3,227,644
Expeditors International of Washington, Inc.		40,965	2,193,676
Jacobs Engineering Group		67,915	3,526,147
Waste Management, Inc.		139,495	4,024,431

INSURANCE:	17.0%
Markel Corp*		13,980	4,826,036
Mercury General Corp		87,780	4,850,723
Odyssey Reinsurance Holdings		186,235	4,663,324
White Mountains Insurance		8,478	5,158,863
Willis Group Holding		58,690	2,163,900

MEDIA:	11.7%
Liberty Media Corp*		464,985	4,821,894
Liberty Media International*		67,959	2,972,527
Scripps, Co.		66,825	3,257,719
Valassis Communicatications, Inc.*		112,465	3,931,776

RETAIL & RESTAURANTS:	8.4%
CarMax, Inc.*		120,905	3,808,507
Kenneth Cole Products		107,195	3,123,662
Tiffany & Company		110,940	3,829,649

TECHNOLOGY:	12.7%
Fiserv, Inc.*		122,530	4,876,694
Hewitt Associates, Inc.*		175,695	4,673,487
Intuit, Inc.*		100,025	4,378,094
Kemet Corp*		295,290	2,288,497

TELECOMMUNICATION:	2.1%
IDT Corporation*		184,315	2,617,273

TOTAL COMMON STOCKS (Cost $101,745,696)			$116,005,878

REPURCHASE AGREEMENT: 10.8% of net assets
With Morgan Stanley and Company issued 3/31/05 at 2.40%, due
4/01/05, collateralized by $14,153,459 in United States Treasury Notes
due 11/15/10. Proceeds at maturity are $13,806,384 (Cost $13,806,000).			13,806,000

TOTAL INVESTMENTS: 101.5% of net assets (Cost $115,551,696)			$129,811,878

CASH AND RECEIVABLES LESS LIABILITIES: (1.5)% of net assets			(1,949,808)

NET ASSETS: 100.00%			$127,862,070

*Non-income producing

Mosaic Investors Fund

Portfolio of Investments - March 31, 2005 (unaudited)

		Number
		of	Market
		Shares	Value
COMMON STOCKS: 92.2% of net assets

BANKS:	3.0%
Wells Fargo Co		80,000	4,784,000

CONSUMER GOODS:	6.3%
Liz Claiborne		141,995	5,698,259
Mohawk Industries Inc.*		53,325	4,495,297

CONSUMER STAPLES:	3.0%
Walgreen Co		107,500	4,775,150

FINANCIAL SERVICES:	11.0%
Citigroup Inc		106,190	4,772,179
Freddie Mac		50,185	3,171,692
MBNA Corp		205,000	5,032,750
Morgan Stanley		82,095	4,699,939

HEALTHCARE:	8.4%
Baxter International		108,455	3,685,301
Health Management Associates		186,840	4,891,471
Johnson & Johnson		73,185	4,915,105

INDUSTRIAL:	4.7%
Dover Corp		67,515	2,551,392
Waste Management Inc.		174,650	5,038,652

INSURANCE:	12.9%
AIG US		82,420	4,566,892
Berkshire Hathaway*		1,835	5,240,760
MGIC Investment Corp		74,780	4,611,683
Markel Corp*		9,690	3,345,085
Willis Group Holding		80,230	2,958,080

MEDIA:	12.0%
Comcast Corp*		189,065	6,314,771
Liberty Media Corp*		703,055	7,290,680
Viacom		166,035	5,782,999

RETAIL & RESTAURANTS:	10.8%
Costco Wholesale Corp		85,370	3,771,647
McDonald's Corp		164,870	5,134,052
Target Corp		67,500	3,376,350
Wal-Mart Stores		100,155	5,018,767

TECHNOLOGY:	20.1%
Cisco Systems Inc*		265,000	4,740,850
First Data Corp		166,170	6,532,143
Fiserv Inc*		173,635	6,910,673
Intuit Inc*		125,100	5,475,627
Microsoft Corp		212,195	5,128,753
Taiwan Semiconductor		440,219	3,733,057

TOTAL COMMON STOCKS (Cost $127,716,172)			$148,444,056

REPURCHASE AGREEMENT: 8.4% of net assets
With Morgan Stanley and Company issued 3/31/05 at 2.40%, due
4/01/05, collateralized by $13,847,959 in United States Treasury Notes
due 11/15/10. Proceeds at maturity are $13,508,375 (Cost $13,508,000).			13,508,000

TOTAL INVESTMENTS: 100.6% of net assets (Cost $141,224,172)			$161,952,056

CASH AND RECEIVABLES LESS LIABILITIES: (0.6)% of net assets			(1,030,577)

NET ASSETS: 100.00%			$160,921,479

*Non-income producing

Mosaic Balanced Fund

Portfolio of Investments - March 31, 2005 (unaudited)

		Number
		of	Market
		Shares	Value
COMMON STOCKS: 65.0% of net assets

BANKS:	2.1%
Wells Fargo Co		9,070	542,386

CONSUMER GOODS:	4.6%
Liz Claiborne		16,265	652,714
Mohawk Industries Inc.*		6,255	527,297

CONSUMER STAPLES:	2.2%
Walgreen Co		12,625	560,802

FINANCIAL SERVICES:	7.6%
Citigroup, Inc		11,815	530,966
Freddie Mac		5,210	329,272
MBNA Corp		22,535	553,234
Morgan Stanley		9,250	529,562

HEALTHCARE:	6.0%
Baxter International		12,905	438,512
Health Management Associates		20,960	548,733
Johnson & Johnson		8,145	547,018

INDUSTRIAL:	3.3%
Dover Corp		7,675	290,038
Waste Management Inc.		19,295	556,661

INSURANCE:	9.2%
AIG US		9,165	507,833
Berkshire Hathaway*		210	599,760
MGIC Investment Corp		8,170	503,844
Markel Corp*		1,109	382,838
Willis Group Holding		9,270	341,785

MEDIA:	8.4%
Comcast Corp*		20,790	694,386
Liberty Media Corp*		78,960	818,815
Viacom		18,250	635,648

RETAIL & RESTAURANTS:	7.5%
Costco Wholesale Corp		9,185	405,793
McDonald's Corp		19,115	595,241
Target Corp		7,610	380,652
Wal-Mart Stores		10,400	521,144

TECHNOLOGY:	14.1%
Cisco Systems Inc*		28,795	515,143
First Data Corp		17,900	703,649
Fiserv Inc*		18,990	755,802
Intuit Inc*		13,970	611,467
Microsoft Corp		24,045	581,168
Taiwan Semiconductor		49,730	421,710

TOTAL COMMON STOCKS (Cost $14,059,342)		507,669	16,583,873

		Principal
		Amount
DEBT INSTRUMENTS: 29.8% of net assets

CORPORATE OBLIGATIONS:

CONSUMER GOODS:	1.0%
Target Corp., 5.5%, 4/1/07		250,000	256,017

CONSUMER STAPLES:	0.6%
Kraft Foods, Inc. 4.625%, 11/1/06		150,000	151,039

FINANCIALS:	7.1%
Countrywide Home Loan, 5.625%, 5/15/07		210,000	215,220
General Electric, 4.625%, 9/15/09		300,000	300,475
Goldman Sachs, 7.35%, 10/1/09		230,000	253,964
Household Finance Co., 7.875%, 3/1/07		240,000	255,765
International Lease Finance, 5.625%, 6/1/07		315,000	323,402
MGIC Investment Corp., 6%, 3/15/07		250,000	258,369
United Healthcare Group, 5%, 8/15/14		200,000	198,587

INDUSTRIAL:	1.6%
Daimler Chrysler, 7.2%, 9/1/09		250,000	269,394
Ford Motor Credit, 6.875%, 2/1/06		125,000	126,725

OIL:	0.8%
Marathon Oil Corp., 5.375%, 6/1/07		200,000	204,193

TECHNOLOGY:	3.0%
Computer Sciences Co., 3.5%, 4/15/08		255,000	248,516
Hewlett-Packard Co., 5.5%, 7/1/07		200,000	205,357
Lexmark Intl, 6.75%, 5/15/08		290,000	306,135

TELECOMMUNICATIONS:	1.4%
AT & T Broadband, 8.375%, 3/15/13		200,000	238,002
Sprint Capital Corp, 6.125%, 11/15/08		125,000	130,757

US TREASURY & AGENCY OBLIGATIONS	14.3%
Fannie Mae, 6.0%, 12/15/05		500,000	508,568
Fannie Mae, 3.375%, 11/9/07		500,000	490,619
Fannie Mae, 3.25%, 8/15/08		400,000	387,206
Freddie Mac, 3.50%, 9/15/07		370,000	365,736
US Treasury Notes, 5.875%,11/15/05		400,000	406,532
US Treasury Notes, 4.625%,5/15/06		600,000	607,383
US Treasury Notes, 3.625%,7/15/09		350,000	343,342
US Treasury Notes, 4.0%,3/15/10		550,000	545,875

TOTAL DEBT INSTRUMENTS (Cost $7,588,277)		7,460,000	7,597,178

REPURCHASE AGREEMENT: 6.4% of net assets
With Morgan Stanley and Company issued 3/31/05 at 2.40%, due
4/01/05, collateralized by $1,674,098 in United States Treasury Notes
due 11/15/10. Proceeds at maturity are $1,633,045 (Cost $1,633,000).			1,633,000

TOTAL INVESTMENTS: 101.2% of net assets (Cost $23,280,619)			$25,814,051

CASH AND RECEIVABLES LESS LIABILITIES: (1.2)% of net assets			(316,309)

NET ASSETS: 100.00%			$25,497,742

*Non-income producing

Mosaic Foresight Fund

Portfolio of Investments - March 31, 2005 (unaudited)

		Number
		of	Market
		Shares	Value
COMMON STOCKS: 73.7% of net assets

BANKS:	6.2%
Marshall & Isley Co.		4,000	167,000
Wells Fargo		2,260	135,148

CONSUMER GOODS:	5.8%
Liz Claiborne		3,610	144,869
Wal-Mart Stores		2,675	134,044

CONSUMER STAPLES:	5.0%
Costco Wholesale Corp		2,135	94,324
Walgreen Co.		3,300	146,586

FINANCIAL SERVICES:	10.1%
Citigroup, Inc		3,090	138,865
Freddie Mac		1,375	86,900
MBNA Corp		5,530	135,762
Morgan Stanley		2,310	132,248

HEALTHCARE:	3.0%
Health Management Associates		5,545	145,168

INDUSTRIAL:	2.1%
Dover Corp		2,650	100,144

INSURANCE:	11.7%
AIG US		2,305	127,720
Berkshire Hathaway		53	151,368
MGIC Investment Corp		3,215	198,269
Willis Group Holding		2,445	90,147

MEDIA:	10.0%
Comcast Corp*		5,765	192,551
Liberty Media Corp*		14,525	150,624
Viacom		4,010	139,668

TECHNOLOGY:	19.8%
Cisco Systems, Inc.*		7,385	132,118
First Data Corp		5,045	198,319
Fiserv Inc.*		4,800	191,040
Intuit Inc.*		3,785	165,669
Microsoft Corp		6,585	159,159
Taiwan Semiconductor		13,490	114,395

TOTAL COMMON STOCKS (Cost $3,243,887)			$3,572,105

US GOVERNMENT AGENCY OBLIGATIONS: 19.5% of net assets
Fannie Mae, 2.54%, 4/13/05		250,000	249,769
Fannie Mae, 2.88%, 6/15/05		250,000	248,496
Freddie Mac, 2.6%, 4/25/05		200,000	199,653
Freddie Mac, 2.8%, 5/31/05		250,000	248,832

TOTAL US GOVERNMENT AGENCY OBLIGATIONS
(Cost $946,750)			946,750

REPURCHASE AGREEMENT: 13.1% of net assets
With Morgan Stanley and Company issued 3/31/05 at 2.40%, due
4/01/05, collateralized by $649,956 in United States Treasury Notes
due 11/15/10. Proceeds at maturity are $634,018 (Cost $634,000).			634,000

TOTAL INVESTMENTS: 106.3% of net assets (Cost $4,824,637)			$5,152,855

CASH AND RECEIVABLES LESS LIABILITIES: (6.3)% of net assets			(306,441)

NET ASSETS: 100.00%			$4,846,414

*Non-income producing

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mosaic Equity Trust

By: (signature)

W. Richard Mason, Secretary

Date: May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: May 19, 2005

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: May 19, 2005